Portfolio of Investments (unaudited)
As of June 30, 2026
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —97.4%
ALABAMA—0.7%
Mobile County Industrial Development Authority, Series A, 5.00%, 06/01/2054	$1,000,000	$1,004,896
ALASKA—1.3%
Alaska Railroad Corp.
(AG), 5.50%, 10/01/2045	450,000	487,403
(AG), 5.50%, 10/01/2054	1,250,000	1,316,284
Total Alaska		1,803,687
ARIZONA—0.8%
Arizona Industrial Development Authority
Series A, 7.75%, 07/01/2050(a)(b)	725,000	725
Series B, 5.13%, 01/01/2059	73,102	57,459
Series D, 0.00%, 01/01/2059(c)	58,051	7,873
Maricopa County Industrial Development Authority, Series A, 5.50%, 07/01/2060	1,000,000	1,001,937
Total Arizona		1,067,994
ARKANSAS—1.9%
Little Rock School District, (BAM), (ST AID WITHHLDG), Series A, 3.00%, 02/01/2050	3,500,000	2,662,320
CALIFORNIA—12.4%
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(d)	1,500,000	1,588,378
California Infrastructure & Economic Development Bank, VRDN, Series B, 12.00%, 01/01/2065(a)(d)	935,000	612,425
California Municipal Finance Authority
6.00%, 01/01/2055(a)	500,000	529,096
4.33%, 11/20/2040(d)	1,243,077	1,181,634
Series 2025-1, 3.54%, 02/20/2041(d)	3,950,905	3,603,092
California Statewide Communities Development Authority, VRDN, Series Q, 6.50%, 05/01/2049(d)	3,680,811	3,920,780
City & County of San Francisco Special Tax District No., Series B, 5.25%, 09/01/2049(a)	550,000	467,571
Golden State Tobacco Securitization Corp., Series B-2, 0.00%, 06/01/2066(c)	40,820,000	4,214,538
Inland Empire Tobacco Securitization Corp.
0.00%, 06/01/2057(a)(c)	3,900,000	254,959
0.00%, 06/01/2057(a)(c)	2,500,000	131,742
Tobacco Securitization Authority of Southern California
0.00%, 06/01/2046(c)	3,015,000	338,226
0.00%, 06/01/2046(c)	3,235,000	436,839
Total California		17,279,280
COLORADO—3.2%
Colorado Health Facilities Authority
8.00%, 08/01/2043(b)	1,660,000	1,027,445
Series A, 5.00%, 11/01/2044	1,465,000	1,505,159
Series A, 6.25%, 12/01/2050(a)	505,000	351,747
Shares or Principal Amount		Value

Fountain Urban Renewal Authority, Series A, 5.50%, 11/01/2044	$655,000	$655,004
Public Authority for Colorado Energy, 6.50%, 11/15/2038	750,000	903,385
Total Colorado		4,442,740
FLORIDA—7.5%
Capital Projects Finance Authority, Series A-1, 5.00%, 06/01/2049(a)	105,000	86,589
Capital Trust Authority
Series A, 6.00%, 06/15/2054(a)	205,000	210,628
Series A, 6.13%, 06/15/2060(a)	325,000	334,071
Greater Orlando Aviation Authority, Series A, 5.00%, 10/01/2049	5,120,000	5,185,074
Miami Beach Health Facilities Authority, Series B, 3.00%, 11/15/2051	4,630,000	3,461,946
Palm Beach County Health Facilities Authority
Series B, 5.13%, 05/15/2046	250,000	254,562
Series B, 5.63%, 05/15/2061	1,000,000	1,017,979
Total Florida		10,550,849
ILLINOIS—6.8%
Chicago O'Hare International Airport, Series A, 5.00%, 01/01/2053	3,020,000	3,031,157
Illinois Finance Authority, Series A, 5.00%, 08/15/2051	4,355,000	4,421,353
Metropolitan Pier & Exposition Authority, (BAM), Series B, 0.00%, 12/15/2054(c)	8,000,000	2,085,232
Total Illinois		9,537,742
IOWA—0.6%
Iowa Finance Authority, Series A, 4.00%, 05/15/2053	1,000,000	817,265
LOUISIANA—1.5%
Louisiana Public Facilities Authority, 5.50%, 09/01/2059	2,000,000	2,050,165
MINNESOTA—2.9%
City of Apple Valley
Series B, 5.00%, 01/01/2047	715,000	380,954
Series D, 7.00%, 01/01/2037	685,000	354,117
Series D, 7.25%, 01/01/2052	1,035,000	431,642
City of Hayward, 5.75%, 02/01/2044(b)	500,000	337,674
City of Minneapolis
5.00%, 11/01/2035	220,000	219,991
5.25%, 11/01/2045	850,000	844,296
City of Rochester, Series A, 6.88%, 12/01/2048	1,220,000	1,220,951
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Series A, 5.50%, 07/01/2038(a)	240,000	241,111
Total Minnesota		4,030,736
MISSISSIPPI—1.8%
Mississippi Business Finance Corp., VRDN, Series A, 3.80%, 11/01/2032(d)	2,535,000	2,535,000
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2026
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW HAMPSHIRE—9.4%
New Hampshire Business Finance Authority
6.50%, 12/01/2034(a)	$1,484,000	$1,489,631
VRDN, Series 1, 4.13%, 04/20/2043(d)	1,498,836	1,466,105
Series 2, 4.16%, 10/01/2051(d)	1,974,558	1,948,353
Series 2, 3.63%, 08/20/2039	982,693	942,865
VRDN, Series 2, 4.40%, 02/20/2043(d)	799,536	787,135
Series 2025-2, 4.22%, 11/20/2042(d)	1,982,341	1,942,813
Series 2025-2, 4.22%, 11/20/2042(d)	991,170	930,511
Series 2026-1, 4.25%, 07/20/2041	1,997,716	1,958,020
Series 2026-1, 4.25%, 07/20/2041	499,429	468,403
Series A, 5.25%, 07/01/2048	1,250,000	1,277,100
Total New Hampshire		13,210,936
NEW JERSEY—0.3%
New Jersey Housing & Mortgage Finance Agency, (FHA), (GNMA), Series B, 5.25%, 12/20/2065	423,881	459,822
NEW YORK—14.5%
Build NYC Resource Corp., Series B1, 5.65%, 12/15/2032(a)	2,000,000	1,978,390
Empire State Development Corp., Series C, 3.00%, 03/15/2048	1,000,000	764,244
New York City Housing Development Corp.
Series A, 4.85%, 11/01/2053	500,000	503,517
Series A, 5.00%, 05/01/2063	2,000,000	2,015,647
New York Transportation Development Corp.
6.00%, 04/01/2035	500,000	558,361
5.50%, 06/30/2054	4,000,000	4,087,565
6.00%, 06/30/2054	500,000	524,033
5.38%, 06/30/2060	500,000	502,774
(BAM), 5.38%, 06/30/2060	5,200,000	5,322,807
Series A-P3, 5.00%, 07/01/2046	2,500,000	2,500,138
Suffolk Regional Off-Track Betting Corp., 6.00%, 12/01/2053	200,000	205,053
Westchester County Local Development Corp.
(AG), 5.75%, 11/01/2048	200,000	217,019
Series A, 6.50%, 12/01/2065(a)	1,000,000	1,048,212
Total New York		20,227,760
OHIO—2.0%
Columbus Regional Airport Authority, Series A, 5.50%, 01/01/2050	2,575,000	2,745,017
OREGON—1.3%
Port of Portland Airport Revenue, Series 28, 5.00%, 07/01/2052	1,825,000	1,859,145
PENNSYLVANIA—2.6%
Montgomery County Higher Education & Health Authority, Series A, 5.00%, 09/01/2043	3,515,000	3,579,433
Shares or Principal Amount		Value

PUERTO RICO—7.3%
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	$5,020,414	$4,921,877
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 0.00%, 07/01/2051(c)	19,613,000	5,328,399
Total Puerto Rico		10,250,276
RHODE ISLAND—0.1%
Rhode Island Health & Educational Building Corp., (AG), Series B, 5.63%, 07/01/2065	100,000	102,768
TEXAS—4.8%
New Hope Cultural Education Facilities Finance Corp.
Series C, 5.50%, 07/01/2046(b)	1,250,000	815,625
Series C, 5.75%, 07/01/2051(b)	1,000,000	652,500
Series D, 7.00%, 07/01/2051(b)	1,350,000	324,000
Port of Beaumont Navigation District, Series A, 3.00%, 01/01/2050(a)	1,500,000	966,813
Texas Municipal Gas Acquisition & Supply Corp. IV, VRDN, Series B, 5.50%, 01/01/2054(d)	2,250,000	2,459,636
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 06/30/2058	1,480,000	1,459,257
Total Texas		6,677,831
UTAH—2.2%
High Star Ranch Infrastructure Financing District, 6.25%, 12/01/2055(a)	1,000,000	1,021,758
Resort Core Public Infrastructure District No. 1, Series B, 8.25%, 03/15/2057	2,000,000	2,045,091
Total Utah		3,066,849
WASHINGTON—2.9%
Washington State Housing Finance Commission
6.38%, 07/01/2063(a)	1,490,000	1,593,590
Series 2025-1, 4.08%, 11/20/2041(d)	1,487,683	1,447,267
(BAM), Series A, 5.25%, 07/01/2064(a)	1,000,000	1,021,913
Total Washington		4,062,770
WEST VIRGINIA—0.2%
West Virginia Economic Development Authority, VRDN, 5.45%, 01/01/2055(a)(d)	230,000	250,923
WISCONSIN—8.4%
Public Finance Authority
0.00%, 12/15/2036(a)(c)	1,000,000	518,160
5.00%, 12/15/2036(a)	368,347	368,244
6.25%, 02/01/2039(a)	3,040,000	3,106,112
7.00%, 12/01/2050(a)	380,000	296,400
5.75%, 06/30/2060	2,500,000	2,618,074
VRDN, 6.00%, 07/01/2060(a)(d)	1,500,000	1,545,247
5.75%, 12/31/2065	3,000,000	3,141,689
Series A, 5.50%, 09/01/2030(a)	100,000	103,638
Total Wisconsin		11,697,564
Total Municipal Bonds		135,973,768
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2026
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
WARRANTS—0.0%
UNITED STATES—0.0%
BL Train Holdings West LLC(e)	18,320	$9,160
Total Warrants		9,160
SHORT-TERM INVESTMENT—1.8%
BlackRock Liquidity Funds MuniCash, Institutional shares	2,444,734	2,444,978
Total Short-Term Investment		2,444,978
Total Investments (Cost $136,369,806)—99.2%		138,427,906
Other Assets in Excess of Liabilities—0.8%		1,185,376
Net Assets—100.0%		$139,613,282

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Zero coupon bond.
(d)
Variable Rate Instrument. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)	Non-income producing security.

AG	Assured Guaranty Inc.
BAM	Build America Mutual Assurance Company
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
VRDN	Variable Rate Demand Note

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (formerly, Aberdeen Asset Managers Limited) (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

4